T. ROWE PRICE Tax-Efficient Equity Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  13.1%
Entertainment  2.0%
Netflix (1) 18,700 16,583
ROBLOX, Class A (1) 17,500 877
Spotify Technology (1) 16,256 7,754
Take-Two Interactive Software (1) 652 123
25,337
Interactive Media & Services  10.3%
Alphabet, Class C  376,080 64,118
Meta Platforms, Class A  108,900 62,543
Pinterest, Class A (1) 21,600 655
Reddit, Class A (1) 2,174 306
127,622
Media  0.8%
Omnicom Group  34,500 3,616
Trade Desk, Class A (1) 49,000 6,299
9,915
Total Communication Services 162,874
CONSUMER DISCRETIONARY  13.1%
Automobiles  1.3%
Ferrari  2,240 973
Tesla (1) 43,175 14,902
15,875
Broadline Retail  5.7%
Amazon.com (1) 321,360 66,807
Coupang (1) 43,200 1,096
MercadoLibre (1) 1,400 2,779
Ollie's Bargain Outlet Holdings (1) 2,292 227
70,909
Distributors  0.0%
Pool  656 247
247
Diversified Consumer Services  0.2%
Bright Horizons Family Solutions (1) 1,300 150
Duolingo (1) 1,300 453
Service Corp. International  15,880 1,407
2,010

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  3.1%
Airbnb, Class A (1) 15,472 2,106
Booking Holdings  1,607 8,360
Cava Group (1) 11,875 1,673
Chipotle Mexican Grill (1) 77,000 4,737
Churchill Downs  2,600 370
Darden Restaurants  1,600 282
Domino's Pizza  500 238
DoorDash, Class A (1) 11,300 2,039
DraftKings, Class A (1) 44,250 1,932
Hilton Worldwide Holdings  26,500 6,716
Hyatt Hotels, Class A (2) 1,300 205
Light & Wonder (1) 1,075 102
Planet Fitness, Class A (1) 2,525 251
Royal Caribbean Cruises  5,625 1,373
Starbucks  15,275 1,565
Texas Roadhouse  2,000 411
Viking Holdings (1) 63,776 2,962
Wingstop  3,800 1,249
Yum! Brands  10,700 1,487
38,058
Household Durables  0.1%
NVR (1) 50 462
SharkNinja (1)(2) 1,000 100
TopBuild (1) 300 117
679
Specialty Retail  2.5%
AutoZone (1) 454 1,439
Bath & Body Works  2,600 94
Burlington Stores (1) 3,425 965
Carvana (1) 7,825 2,038
Dick's Sporting Goods  500 104
Floor & Decor Holdings, Class A (1) 800 90
Home Depot  28,040 12,033
O'Reilly Automotive (1) 2,053 2,552
RH (1) 175 67
Ross Stores  21,100 3,268
TJX  47,577 5,980
Tractor Supply  7,927 2,249
Ulta Beauty (1) 1,300 503
Williams-Sonoma  800 137
31,519

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.2%
Birkenstock Holding (1) 2,100 109
Deckers Outdoor (1) 5,500 1,078
On Holding, Class A (1)(2) 9,000 525
Skechers USA, Class A (1) 3,500 223
1,935
Total Consumer Discretionary 161,232
CONSUMER STAPLES  2.0%
Beverages  0.1%
Brown-Forman, Class B  4,712 198
Celsius Holdings (1) 4,000 114
Diageo, ADR  7,100 848
Primo Brands, Class A  4,000 114
1,274
Consumer Staples Distribution & Retail  1.9%
BJ's Wholesale Club Holdings (1) 15,425 1,485
Casey's General Stores  1,250 526
Costco Wholesale  21,700 21,090
Performance Food Group (1) 2,900 256
U.S. Foods Holding (1) 6,200 433
23,790
Food Products  0.0%
Freshpet (1) 1,600 245
245
Personal Care Products  0.0%
elf Beauty (1)(2) 800 104
104
Total Consumer Staples 25,413
ENERGY  0.7%
Energy Equipment & Services  0.1%
Halliburton  38,400 1,223
Noble  1,400 47
TechnipFMC  3,574 112
1,382
Oil, Gas & Consumable Fuels  0.6%
Cheniere Energy  4,250 952
Coterra Energy  44,550 1,191
Diamondback Energy  6,300 1,119
Expand Energy  800 79
Magnolia Oil & Gas, Class A  3,900 108

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Matador Resources  1,400 84
Permian Resources  88,900 1,392
Targa Resources  7,950 1,624
Viper Energy  13,078 708
7,257
Total Energy 8,639
FINANCIALS  7.3%
Banks  0.1%
NU Holdings, Class A (1) 118,300 1,482
1,482
Capital Markets  2.3%
Ameriprise Financial  3,000 1,722
Ares Management, Class A  19,950 3,526
Blackrock  2,200 2,250
Blue Owl Capital (2) 14,600 346
Cboe Global Markets  6,679 1,442
CME Group  6,310 1,502
Coinbase Global, Class A (1) 5,700 1,688
KKR  15,500 2,524
LPL Financial Holdings  2,200 715
Moody's  6,711 3,355
Morningstar  600 213
MSCI  3,975 2,423
Robinhood Markets, Class A (1) 9,000 338
S&P Global  2,337 1,221
StepStone Group, Class A  5,700 376
TPG  4,000 280
Tradeweb Markets, Class A  38,240 5,182
29,103
Financial Services  4.2%
Apollo Global Management  22,600 3,956
Block (1) 4,400 390
Corebridge Financial  4,500 146
Corpay (1) 1,900 724
Fiserv (1) 30,400 6,717
Mastercard, Class A  36,200 19,292
Mr. Cooper Group (1) 2,100 207
Shift4 Payments, Class A (1)(2) 2,100 239
Toast, Class A (1) 12,900 562
Visa, Class A  64,800 20,417
WEX (1) 667 126
52,776

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance  0.7%
Allstate  1,850 384
Arch Capital Group  2,200 221
Arthur J Gallagher  5,900 1,842
Brown & Brown  5,850 662
Hartford Financial Services Group  14,300 1,763
Kinsale Capital Group  900 458
Marsh & McLennan  12,500 2,915
Ryan Specialty Holdings  5,400 407
8,652
Total Financials 92,013
HEALTH CARE  6.9%
Biotechnology  1.0%
Alkermes (1) 2,150 62
Alnylam Pharmaceuticals (1) 3,801 962
Argenx, ADR (1) 2,743 1,691
Ascendis Pharma, ADR (1) 600 82
Avidity Biosciences (1) 2,000 86
BeiGene, ADR (1) 500 107
BioNTech, ADR (1) 1,028 122
Blueprint Medicines (1) 800 77
Exact Sciences (1) 3,700 230
Insmed (1) 1,000 75
Krystal Biotech (1)(2) 500 99
Legend Biotech, ADR (1) 1,500 63
Madrigal Pharmaceuticals (1) 500 164
Natera (1) 4,650 780
Neurocrine Biosciences (1) 3,945 500
Nuvalent, Class A (1) 1,500 145
Regeneron Pharmaceuticals (1) 4,200 3,151
REVOLUTION Medicines (1) 2,000 116
Sarepta Therapeutics (1) 2,550 340
United Therapeutics (1) 400 148
Vaxcyte (1) 1,300 123
Vertex Pharmaceuticals (1) 7,199 3,370
12,493
Health Care Equipment & Supplies  1.1%
Alcon  1,000 89
Dexcom (1) 26,928 2,100
Globus Medical, Class A (1) 2,700 231
IDEXX Laboratories (1) 4,562 1,924
Inspire Medical Systems (1)(2) 650 125

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Insulet (1) 1,525 407
Intuitive Surgical (1) 15,191 8,234
Lantheus Holdings (1) 1,900 170
Penumbra (1) 1,000 244
ResMed  1,800 448
TransMedics Group (1)(2) 600 52
14,024
Health Care Providers & Services  1.5%
Cardinal Health  5,975 730
Cencora  6,600 1,660
Chemed  175 100
Elevance Health  4,247 1,728
Encompass Health  4,200 432
HCA Healthcare  7,900 2,585
McKesson  9,500 5,971
Molina Healthcare (1) 4,614 1,375
Quest Diagnostics  600 98
Tenet Healthcare (1) 2,900 414
UnitedHealth Group  6,600 4,027
19,120
Health Care Technology  0.1%
Veeva Systems, Class A (1) 7,992 1,821
1,821
Life Sciences Tools & Services  0.7%
Agilent Technologies  8,708 1,201
Bio-Rad Laboratories, Class A (1) 300 102
Bio-Techne  15,700 1,183
Bruker  1,500 87
Danaher  3,800 911
ICON (1) 400 84
IQVIA Holdings (1) 800 161
Medpace Holdings (1) 3,050 1,039
Mettler-Toledo International (1) 1,113 1,393
Repligen (1) 700 105
Thermo Fisher Scientific  5,019 2,658
West Pharmaceutical Services  300 98
9,022
Pharmaceuticals  2.5%
Eli Lilly  34,400 27,360

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoetis  22,568 3,955
31,315
Total Health Care 87,795
INDUSTRIALS & BUSINESS SERVICES  7.9%
Aerospace & Defense  1.3%
Axon Enterprise (1) 11,600 7,505
BWX Technologies  1,400 183
HEICO  4,000 1,094
Howmet Aerospace  9,000 1,065
L3Harris Technologies  4,417 1,088
Loar Holdings (1) 3,935 362
Northrop Grumman  2,200 1,077
Standardaero (1) 3,676 105
TransDigm Group  2,928 3,669
16,148
Building Products  0.3%
AAON  2,000 273
Advanced Drainage Systems  1,000 135
Carlisle  225 103
Lennox International  1,000 667
Trane Technologies  5,200 2,164
Trex (1) 1,700 128
3,470
Commercial Services & Supplies  1.1%
Cintas  16,700 3,771
Clean Harbors (1) 1,500 390
Copart (1) 43,800 2,776
GFL Environmental (2) 2,500 118
RB Global  2,500 244
Republic Services  11,300 2,467
Rollins  21,650 1,090
Waste Connections  13,710 2,639
13,495
Construction & Engineering  0.3%
API Group (1) 3,025 114
Comfort Systems USA  1,300 641
Quanta Services  7,200 2,481
WillScot Holdings (1) 2,000 76
3,312
Electrical Equipment  1.0%
AMETEK  13,887 2,699

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Eaton  14,100 5,293
Hubbell  6,600 3,037
Rockwell Automation  472 139
Vertiv Holdings, Class A  11,525 1,471
12,639
Ground Transportation  1.4%
Canadian Pacific Kansas City  12,000 919
Lyft, Class A (1) 13,500 234
Norfolk Southern  650 179
Old Dominion Freight Line  16,634 3,745
Saia (1) 875 498
Uber Technologies (1) 104,000 7,484
Union Pacific  13,400 3,279
XPO (1) 3,700 564
16,902
Industrial Conglomerates  0.2%
Roper Technologies  3,942 2,233
2,233
Machinery  0.6%
Cummins  3,363 1,261
Deere  2,347 1,094
Esab  2,675 345
Parker-Hannifin  5,300 3,725
RBC Bearings (1) 600 201
Toro  1,000 87
Westinghouse Air Brake Technologies  800 161
6,874
Professional Services  1.0%
Automatic Data Processing  7,000 2,149
Booz Allen Hamilton Holding  4,826 715
Broadridge Financial Solutions  8,061 1,903
Equifax  4,664 1,220
FTI Consulting (1) 500 101
KBR  3,000 182
Paychex  4,100 600
Paylocity Holding (1) 7,498 1,556
Verisk Analytics  11,681 3,437
Verra Mobility (1) 3,100 73
11,936
Trading Companies & Distributors  0.7%
Fastenal  44,100 3,685

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ferguson Enterprises  6,600 1,425
FTAI Aviation  1,000 169
SiteOne Landscape Supply (1) 7,500 1,149
United Rentals  1,900 1,646
Watsco (2) 2,268 1,251
9,325
Total Industrials & Business Services 96,334
INFORMATION TECHNOLOGY  46.6%
Communications Equipment  0.7%
Arista Networks (1) 11,900 4,829
Ciena (1) 1,800 126
Motorola Solutions  6,500 3,248
8,203
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  65,100 4,730
Badger Meter  500 108
CDW  8,015 1,410
Celestica (1) 2,000 171
Corning  2,200 107
Keysight Technologies (1) 818 140
TE Connectivity  1,200 181
Zebra Technologies, Class A (1) 546 222
7,069
IT Services  1.6%
Accenture, Class A  5,836 2,115
Cloudflare, Class A (1) 11,425 1,141
Gartner (1) 6,675 3,457
Globant (1) 250 57
GoDaddy, Class A (1) 13,600 2,687
MongoDB (1) 6,150 1,983
Shopify, Class A (1) 72,500 8,381
19,821
Semiconductors & Semiconductor Equipment  15.7%
Advanced Micro Devices (1) 44,951 6,166
Analog Devices  19,475 4,246
Broadcom  185,000 29,985
Entegris  13,460 1,422
First Solar (1) 400 80
Impinj (1) 800 154
KLA  8,300 5,370
Lam Research  47,600 3,517

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lattice Semiconductor (1) 3,727 211
Microchip Technology  14,822 1,010
Micron Technology  9,000 882
MKS Instruments  675 77
Monolithic Power Systems  3,712 2,107
NVIDIA  912,000 126,084
ON Semiconductor (1) 17,000 1,209
Onto Innovation (1) 1,600 263
QUALCOMM  46,375 7,352
Rambus (1) 2,100 121
Taiwan Semiconductor Manufacturing, ADR  20,300 3,749
Teradyne  3,700 407
194,412
Software  19.2%
Adobe (1) 21,575 11,131
Appfolio, Class A (1) 1,000 254
AppLovin, Class A (1) 24,500 8,250
Autodesk (1) 7,791 2,274
Bentley Systems, Class B  3,949 196
Braze, Class A (1) 2,300 91
Cadence Design Systems (1) 16,589 5,090
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 559
Confluent, Class A (1) 2,000 62
Crowdstrike Holdings, Class A (1) 10,900 3,771
CyberArk Software (1) 700 227
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 475
Datadog, Class A (1) 35,963 5,493
Descartes Systems Group (1) 1,700 199
DocuSign (1) 8,100 646
Dynatrace (1) 6,798 382
Elastic (1) 800 88
Fair Isaac (1) 2,010 4,774
Fortinet (1) 48,000 4,562
Guidewire Software (1) 1,825 370
HubSpot (1) 1,825 1,316
Intuit  16,700 10,717
Manhattan Associates (1) 10,000 2,854
Microsoft  252,125 106,765
Monday.com (1) 1,000 285
Nutanix, Class A (1) 4,800 313
Oracle  40,200 7,431
Palantir Technologies, Class A (1) 71,800 4,816

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Palo Alto Networks (1) 12,800 4,964
Procore Technologies (1) 1,200 97
PTC (1) 8,100 1,621
Salesforce  36,295 11,977
Samsara, Class A (1) 59,900 3,204
ServiceNow (1) 12,400 13,013
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 97
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 41
Synopsys (1) 10,728 5,992
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 24
Tyler Technologies (1) 6,719 4,227
Workday, Class A (1) 22,900 5,725
Zscaler (1) 20,400 4,214
238,587
Technology Hardware, Storage & Peripherals  8.8%
Apple  457,000 108,460
Pure Storage, Class A (1) 7,700 408
Super Micro Computer (1) 2,000 65
108,933
Total Information Technology 577,025
MATERIALS  1.0%
Chemicals  0.8%
Linde  6,750 3,112
RPM International  800 111
Sherwin-Williams  17,452 6,935
10,158
Construction Materials  0.1%
Vulcan Materials  6,500 1,873
1,873
Containers & Packaging  0.0%
Avery Dennison  1,282 264
264
Metals & Mining  0.1%
BHP Group, ADR  16,000 843
Steel Dynamics  1,400 203
1,046
Paper & Forest Products  0.0%
Louisiana-Pacific  2,700 319
319
Total Materials 13,660

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.7%
Industrial Real Estate Investment Trusts  0.0%
Rexford Industrial Realty, REIT  300 12
Terreno Realty, REIT  1,000 61
73
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 900 126
CoStar Group (1) 14,380 1,170
FirstService  500 97
1,393
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  15,850 1,130
1,130
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,625 482
482
Specialized Real Estate Investment Trusts  0.5%
CubeSmart, REIT  21,100 1,046
Iron Mountain, REIT  15,350 1,898
Lamar Advertising, Class A, REIT  28,300 3,793
6,737
Total Real Estate 9,815
UTILITIES  0.3%
Independent Power & Renewable Electricity
Producers  0.3%
Vistra  20,900 3,341
Total Utilities 3,341
Total Common Stocks (Cost $528,793) 1,238,141
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 83
Total Health Care 83
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 33

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 1,440
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 394
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 1,030
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 24
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 191
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 163
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)
(4) 12,046 50
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 41
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 95
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 150
Total Information Technology 3,612
Total Convertible Preferred Stocks (Cost $3,287) 3,695
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.67% (5)(6) 713,136 713
Total Short-Term Investments (Cost $713) 713

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.67% (5)(6) 2,657,269 2,657
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,657
Total Securities Lending Collateral (Cost $2,657) 2,657
Total Investments in Securities  100.2%
(Cost $535,450) $ 1,245,206
Other Assets Less Liabilities (0.2)% (3,049)
Net Assets 100.0% $ 1,242,157
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2024.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,891 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
2/29/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 5,160  ¤  ¤ $ 3,370
Total $ 3,370^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,370.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Efficient Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Efficient Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,236,945 $ — $ 1,196 $ 1,238,141
Convertible Preferred Stocks — — 3,695 3,695
Short-Term Investments 713 — — 713
Securities Lending Collateral 2,657 — — 2,657
Total $ 1,240,315 $ — $ 4,891 $ 1,245,206

T. ROWE PRICE Tax-Efficient Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F136-054Q3 11/24